Pioneer Securitized
Income Fund

Schedule of Investments | April 30, 2021

Ticker Symbols: Class Y XSILX

Schedule of Investments | 4/30/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 97.3%
	ASSET BACKED SECURITIES - 31.2% of Net Assets
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	$ 403,879
950,000(a)	CFMT LLC, Series 2019-HB1, Class M5, 6.0%, 12/25/29 (144A)	933,090
700,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	735,237
400,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	399,463
327,880	Diamond Resorts Owner Trust, Series 2018-1, Class D, 5.9%, 1/21/31 (144A)	331,944
211,022	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	206,528
500,000	Fair Square Issuance Trust, Series 2020-AA, Class D, 6.86%, 9/20/24 (144A)	508,466
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	508,063
600,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/27 (144A)	607,623
400,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	399,587
500,000	Republic Finance Issuance Trust, Series 2019-A, Class C, 5.1%, 11/22/27 (144A)	507,132
500,000	Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/30 (144A)	518,084
500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	513,706
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,496,922)	$6,572,802
	COLLATERALIZED MORTGAGE OBLIGATIONS - 61.9% of Net Assets
150,000(b)	Bellemeade Re Ltd., Series 2020-2A, Class B1, 8.606% (1 Month USD LIBOR + 850 bps), 8/26/30 (144A)	$ 156,612
550,953(a)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	552,227
480,000(a)	CFMT LLC, Series 2020-HB4, Class M5, 6.0%, 12/26/30 (144A)	480,640
500,000(a)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	468,651
400,000(b)	Eagle Re, Series 2020-2, Class B1, 7.106% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	401,861
500,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B2, 4.906% (1 Month USD LIBOR + 480 bps), 2/25/50 (144A)	467,549
150,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B2, 9.456% (1 Month USD LIBOR + 935 bps), 6/25/50 (144A)	176,960
180,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.51% (SOFR30A + 1,150 bps), 10/25/50 (144A)	230,278
250,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.66% (SOFR30A + 565 bps), 12/25/50 (144A)	249,688
220,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 9.506% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	257,346
225,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.76% (SOFR30A + 475 bps), 1/25/51 (144A)	212,894
360,000(b)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.01% (SOFR30A + 500 bps), 8/25/33 (144A)	337,937
500,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.106% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	582,597
750,000(b)	Freddie Mac Stacr Trust, Series 2019-FTR2, Class B1, 3.106% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	722,456
900,000(b)	Freddie Mac Stacr Trust, Series 2019-FTR3, Class B2, 4.909% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	882,822
650,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.156% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	654,528
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.115% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	430,808
200,000(a)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/60 (144A)	207,742
300,000(b)	Home Re, Ltd., Series 2020-1, Class B1, 7.106% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	305,966
650,000(b)	Mortgage Insurance-Linked Notes Series, Series 2020-1, Class B1, 3.106% (1 Month USD LIBOR + 300 bps), 2/25/30 (144A)	627,937
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	421,906
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 3.615% (1 Month USD LIBOR + 350 bps), 7/15/36 (144A)	496,501
180,000(b)	Radnor Re, Ltd., Series 2020-2, Class B1, 7.706% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	183,495
750,000(a)	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	728,177
780,000(b)	STACR Trust, Series 2018-DNA3, Class B2, 7.856% (1 Month USD LIBOR + 775 bps), 9/25/48 (144A)	811,059
290,326(b)	STACR Trust, Series 2018-HRP1, Class B2, 11.856% (1 Month USD LIBOR + 1,175 bps), 5/25/43 (144A)	328,683
500,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.306% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	513,853
150,000(b)	Traingle Re, Ltd., Series 2020-1, Class B1, 7.856% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	152,743
745,756(a)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	742,554
250,000(a)	Vista Point Securitization Trust, Series 2020-1, Class B1, 5.375%, 3/25/65 (144A)	261,196
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $13,188,048)	$13,047,666
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3% of Net Assets
150,000(b)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 7.76% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 166,252

Schedule of Investments | 4/30/21 (unaudited) (continued)

Principal Amount USD ($)		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
500,000(b)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.856% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	$ 520,957
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $556,867)	$ 687,209
CORPORATE BONDS - 0.9% of Net Assets
Airlines - 0.9%
106,802	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	$ 122,357
75,699	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	79,048
	Total Airlines	$ 201,405
TOTAL CORPORATE BONDS
	(Cost $182,501)	$ 201,405
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.3%
	(Cost $20,424,338)	$20,509,082
	OTHER ASSETS AND LIABILITIES - 2.7%	$ 571,271
	NET ASSETS - 100.0%	$21,080,353

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR30A	Secured Overnight Financing Rate 30-day Average.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2021, the value of these securities amounted to $20,430,034, or 96.9% of net assets.

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2021.
(b)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2021.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
35	U.S. 10 Year Note (CBT)	6/21/21	$(4,694,375)	$(4,621,094)	$ 73,281

TOTAL FUTURES CONTRACTS			$(4,694,375)	$(4,621,094)	$73,281

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$6,572,802	$–	$6,572,802
Collateralized Mortgage Obligations	–	13,047,666	–	13,047,666
Commercial Mortgage-Backed Securities	–	687,209	–	687,209
Corporate Bonds	–	201,405	–	201,405
Total Investments in Securities	$–	$20,509,082	$–	$20,509,082
Other Financial Instruments
Net unrealized appreciation on futures contracts	$73,281	$–	$–	$73,281
Total Other Financial Instruments	$73,281	$–	$–	$73,281

Schedule of Investments | 4/30/21 (unaudited) (continued)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Asset Backed Securities
Balance as of 7/31/20	$739,670
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	--
Accrued discounts/premiums	--
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	(739,670)
Balance as of 4/30/20	$--

*
Transfers are calculated on the beginning of period value. For the nine months ended April 30, 2021, securities with an aggregate market value of $739,670 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2021: $ --

Pioneer Securitized Income Fund | 4/30/21